Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching percentage of eligible employee pre tax contributions	80.00%		80.00%
Defined contribution plan, employer matching contribution, percent of match	7.50%		7.50%	7.50%	7.50%
Defined contribution plan, employers matching contribution, vesting percentage after three years of service	100.00%		100.00%
Defined contribution plan, employers matching contribution, service period	3 years		3 years
Defined contribution plan employers matching contribution	$ 8,050	$ 7,156	$ 14,204	$ 13,242	$ 11,657
Severance expense	135	740	1,079	501	774
Other Liabilities, life insurance benefit	1,076		1,057	1,113
Assets held by trust	2,192		160	614
Restricted Stock And Stock Appreciation Rights
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Stock-based compensation	(763)	$ 4,854	9,820	8,429	8,152
Other liabilities, deferred compensation	9,515		17,553	21,339
Employee Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	541		$ 754	654	$ 482
Aggregate amount of ordinary shares reserved for plan			250,000
Qualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	25,262		$ 20,108	17,653
Nonqualified Deferred Compensation Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	$ 59,648		$ 45,171	$ 29,615